Segment Reporting - Revenue, Capital Expenditures, and EBITDA (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of business segments | segment									2
Segment Reporting
Total revenue	$ 472,683	$ 457,266	$ 440,718	$ 429,126	$ 463,391	$ 464,031	$ 459,476	$ 450,234	$ 1,799,793	$ 1,837,132	$ 1,807,977
Capital expenditures									381,287	386,714	247,341
EBITDA									782,507	804,592	781,450
Interest income and expense, net									(174,600)	(164,734)	(188,024)
Depreciation and amortization									(414,133)	(430,127)	(452,138)
Net income attributable to noncontrolling interests									1,706	1,617	1,389
Income before income taxes									195,480	211,348	142,677
Hughes Business
Segment Reporting
Total revenue									1,389,152	1,344,945	1,325,887
EchoStar Satellite Services Business
Segment Reporting
Total revenue									406,970	489,842	481,579
All other and eliminations
Segment Reporting
Total revenue									3,671	2,345	511
Operating segments | Hughes Business
Segment Reporting
Total revenue									1,392,361	1,347,340	1,327,718
Capital expenditures									322,362	285,499	218,607
EBITDA									427,802	396,684	356,871
Operating segments | EchoStar Satellite Services Business
Segment Reporting
Total revenue									407,660	490,591	484,455
Capital expenditures									58,925	101,215	28,734
EBITDA									339,496	412,607	419,442
All Other and Eliminations | All other and eliminations
Segment Reporting
Total revenue									(228)	(799)	(4,196)
Capital expenditures									0	0	0
EBITDA									15,209	(4,699)	5,137
Intersegment
Segment Reporting
Total revenue									0	0	0
Intersegment | Hughes Business
Segment Reporting
Total revenue									3,209	2,395	1,831
Intersegment | EchoStar Satellite Services Business
Segment Reporting
Total revenue									690	749	2,876
Intersegment | All other and eliminations
Segment Reporting
Total revenue									$ (3,899)	$ (3,144)	$ (4,707)